David W. Freese

+1.215.963.5862

david.freese@morganlewis.com

October 3, 2025

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Venerable Variable Insurance Trust (File Nos. 333-274984 and 811-23910)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Venerable Variable Insurance Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A (Amendment No. 10 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to register the Venerable Real Estate Fund, Venerable International Equity Fund, Venerable Inflation Focused Fund, and Venerable Government Money Market Fund as new series of the Trust.

Please contact me at (215) 963-5862 with your questions or comments.

Sincerely,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp
2222 Market Street
Philadelphia, PA 19103-3007	+1.215.963.5000
United States	+1.215.963.5001